Borrowings (Narrative) (Details) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 03, 2023	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Jan. 17, 2020
Disclosure Of Borrowings [Line Items]
Uncommitted credit lines	$ 179,600,000		$ 179,600,000
Payments for debt issue costs			0	$ 0	$ 2,019,000
Maximum
Disclosure Of Borrowings [Line Items]
Ratio Of Net Debt To Adjusted EBITDA							3.25
Minimum
Disclosure Of Borrowings [Line Items]
Ratio Of Adjusted EBITDA To Interest							2.5
Notes due 2024
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate		6.50%
Notional amount		$ 255,000,000
Company repurchased and cancelled the remaining nominal amount		425,000,000
Notes due 2027
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate							5.50%
Notional amount						$ 150,000,000	$ 350,000,000
Debt Instrument Issued Price, Percent						101.875%	99.285%
Company repurchased and cancelled the remaining nominal amount		$ 170,000,000
Borrowings Yield Rate						5.117%	5.625%
Senior unsecured credit facility
Disclosure Of Borrowings [Line Items]
Line of credit facility maximum borrowing capacity	$ 80,000,000		$ 80,000,000
Commitment fee percent	1.85%
Senior unsecured credit facility | Ifrs Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Disclosure Of Borrowings [Line Items]
Adjustment to base rate	3.70%